Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net loss	$ (246,290)	$ (116,484)	$ (123,096)
Weighted average number of shares in issue (in shares)	65,410,292	49,279,961	46,600,000
Basic and diluted loss per share (in USD per share)	$ (3.77)	$ (2.36)	$ (2.64)